                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-7224

                     Eaton Vance National Limited Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (UNAUDITED)

Tax-Exempt Investments -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
COGENERATION -- 2.2%

  $          1,965   Carbon County, PA, IDA, (Panther Creek Partners),
                     (AMT), 6.65%, 5/1/10                                                $     2,103,984
               455   New Jersey EDA, (Trigen-Trenton),
                     (AMT), 6.10%, 12/1/04                                                       456,961
               800   Pennsylvania EDA, (Resource Recovery-Northampton),
                     (AMT), 6.75%, 1/1/07                                                        823,808
             1,400   Pennsylvania EDA, (Resource Recovery-Colver),
                     (AMT), 7.05%, 12/1/10                                                     1,448,286
--------------------------------------------------------------------------------------------------------
                                                                                         $     4,833,039
--------------------------------------------------------------------------------------------------------

EDUCATION -- 4.5%

  $            200   Connecticut HEFA, (Quinnipiac College), 6.00%, 7/1/13               $       204,184
             2,000   Illinois Educational Facility Authority, (Art Institute
                     of Chicago), 4.45%, 3/1/34                                                2,012,420
             2,815   Missouri Health and Educational Facilities Authority,
                     (St. Louis University), 5.50%, 10/1/16                                    3,266,273
               850   New Hampshire HEFA, (Colby-Sawyer College),
                     7.20%, 6/1/12                                                               902,241
               425   New Jersey Educational Facilities Authority, (Steven's
                     Institute of Technology), 5.00%, 7/1/11                                     455,702
             1,235   New Jersey Educational Facilities Authority, (Steven's
                     Institute of Technology), 5.00%, 7/1/12                                   1,325,377
             1,700   University of Illinois, 0.00%, 4/1/15                                     1,022,363
             1,000   University of Illinois, 0.00%, 4/1/16                                       567,000
--------------------------------------------------------------------------------------------------------
                                                                                         $     9,755,560
--------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 15.0%

  $          1,000   Brazos River Authority, TX, (Reliant Energy, Inc.),
                     5.20%, 12/1/18                                                      $     1,083,770
             1,500   Brazos River Authority, TX, (Reliant Energy, Inc.),
                     5.375%, 4/1/19                                                            1,363,950
             1,000   Brazos River Authority, TX, PCR, (Texas Electric Co.),
                     (AMT), 4.25%, 5/1/33                                                      1,001,080
             1,500   California Department of Water Resource Power Supply,
                     5.125%, 5/1/18                                                            1,572,885
             3,000   Energy Northwest Washington Electric, (Columbia
                     Generating), 5.50%, 7/1/15                                                3,423,030
             1,000   Hillsborough County, FL, IDA, Pollution Control Revenue,
                     (Tampa Electric Co.), 5.10%, 10/1/13                                        990,820
             1,000   Illinois Development Finance Authority PCR,
                     (AMT), 5.00%, 6/1/28                                                      1,088,050
             1,000   Long Island Power Authority, NY, Electric System Revenue,
                     5.25%, 6/1/13                                                             1,094,660
             1,000   Long Island Power Authority, NY, Electric System Revenue,
                     5.50%, 9/1/14                                                             1,106,680
  $          1,000   New Hampshire Business Finance Authority
                     Pollution Control, (Central Maine Power Co.),
                     5.375%, 5/1/14                                                      $     1,071,700
             3,050   New York Energy Research and Development
                     Authority Facility, (AMT), 4.70%, 6/1/36                                  3,087,850
             4,000   North Carolina Eastern Municipal Power Agency,
                     5.375%, 1/1/13                                                            4,256,000
             4,000   North Carolina Municipal Power Agency, (Catawba),
                     5.50%,  1/1/13                                                            4,425,720
             1,000    North Carolina Municipal Power Agency, (Catawba),
                     6.375%,  1/1/13                                                           1,131,750
             1,250   Sam Rayburn, TX, Municipal Power Agency, Power
                     Supply System, 6.00%, 10/1/16                                             1,322,550
             1,000   San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21                    995,770
             3,500   Wake County, NC, Industrial Facilities and Pollution
                     Control Financing Authority, (Carolina Power and
                     Light Co.), 5.375%, 2/1/17                                               3,753,785
--------------------------------------------------------------------------------------------------------
                                                                                         $    32,770,050
--------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.6%

  $            140   Connecticut HEFA, (Sacred Heart University),
                     Prerefunded to 7/1/04, 6.00%, 7/1/08                                $       163,495
               540   Florence, KY, Housing Facilities, (Bluegrass Housing),
                     Escrowed to Maturity, 7.25%, 5/1/07                                         556,492
               475   Kimball, NE, EDA, (Clean Harbors), (AMT),
                     Prerefunded to 9/1/06, 10.75%, 9/1/26                                       605,045
             3,500   Maricopa County, AZ, IDA, Multifamily, Escrowed to
                     Maturity, 6.45%, 1/1/17                                                   4,031,090
               715   Maricopa County, AZ, IDA, Multifamily, Escrowed to
                     Maturity, 7.876%, 1/1/11                                                    864,557
             3,000   Massachusetts Turnpike Authority, Escrowed to
                     Maturity, 5.00%, 1/1/20                                                   3,292,350
             2,110   Metropolitan Transportation Authority of New York,
                     Prerefunded to 7/1/15, 5.50%, 7/1/17                                      2,487,964
             1,195   North Carolina Eastern Municipal Power Agency,
                     Escrowed to Maturity, 4.00%, 1/1/18                                       1,190,435
               500   Richardson, TX, Hospital Authority (Baylor/Richardson
                     Medical Center), Prerefunded to 12/01/03,
                     6.50%,  12/1/12                                                             512,080
               705   Saint Tammany, LA, Public Trust Finance Authority,
                     (Christwood), Escrowed to Maturity, 8.75%, 11/15/05                         765,686
               750   Triborough Bridge and Tunnel Authority, NY, Escrowed to
                     Maturity, 5.00%, 1/1/20                                                     822,067
             1,000   Triborough Bridge and Tunnel Authority, NY, Escrowed to
                     Maturity, 5.75%, 1/1/12                                                   1,180,040
--------------------------------------------------------------------------------------------------------
                                                                                         $    16,471,301
--------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 4.3%

  $          1,000   Keller, TX, Independent School District,
                     0.00%, 8/15/11                                                      $       744,030
               500   Kershaw County, SC, School District, 5.00%, 2/1/18                          532,755
             1,650   McAllen, TX, Independent School District,
                     (PSF), 4.50%, 2/15/18                                                     1,669,849
             1,500   New York City, NY, 5.625%, 12/1/13                                        1,651,770
             1,250   New York City, NY, 5.75%, 8/1/16                                          1,373,800
             2,000   New York City, NY, 5.875%, 8/15/13                                        2,205,460
             1,000   Virginia Public School
                     Authority, (School Financing-1997
                     Resolution), 5.00%, 8/1/13                                                1,110,870
--------------------------------------------------------------------------------------------------------
                                                                                         $     9,288,534
--------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.2%

  $          2,000   Illinois HFA, (Lutheran Social Services),
                     6.125%, 8/15/10                                                     $     1,965,800
               150   Pittsfield Township, MI, EDC, (Arbor Hospice),
                     7.875%, 8/15/27                                                             144,225
               544   Tax Revenue Exempt Securities Trust, Community Health
                     Provider, (Pooled Loan Program Various States Trust
                     Certificates), 6.00%, 12/1/36                                               550,313

--------------------------------------------------------------------------------------------------------
                                                                                         $     2,660,338
--------------------------------------------------------------------------------------------------------

HOSPITAL -- 10.7%

  $            550   Colorado Health Facilities Authority, (Parkview
                     Medical Center), 5.75%, 9/1/09                                      $       606,507
               500   Colorado Health Facilities Authority, (Parkview
                     Memorial Hospital), 6.125%, 9/1/25                                          525,740
               125   Connecticut HEFA, (Griffin Hospital), 6.00%, 7/1/13                         127,556
             2,500   Cuyahoga County, OH, (Cleveland Clinic Health System),
                     6.00%, 1/1/17                                                             2,771,325
               565   Forsyth County, GA, Hospital Authority, (Georgia Baptist
                     Health Care System), 6.00%, 10/1/08                                         621,280
               100   Michigan Hospital Finance Authority, (Central Michigan
                     Community Hospital), 6.00%, 10/1/05                                         103,070
               100   Michigan Hospital Finance Authority, (Central Michigan
                     Community Hospital), 6.10%, 10/1/06                                         103,898
               225   Michigan Hospital Finance Authority, (Central Michigan
                     Community Hospital), 6.20%, 10/1/07                                         234,992
               700   Michigan Hospital Finance Authority, (Gratiot Community
                     Hospital), 6.10%, 10/1/07                                                   729,862
             2,000   Michigan Hospital Finance Authority, (Henry Ford Health
                     System), 5.50%, 3/1/14                                                    2,165,680
             1,000   Michigan Hospital Finance Authority, (Memorial Healthcare
                     Center), 5.875%, 11/15/21                                                   997,710
               300   New Hampshire HEFA, (Littleton Hospital Association),
                     5.45%, 5/1/08                                                               295,383
  $          1,140   New Jersey Health Care Facilities Financing Authority,
                     (Capital Health System), 5.125%, 7/1/12                             $     1,167,269
             2,780   New York Dormitory Authority, (Lenox Hill Hospital),
                     5.75%, 7/1/15                                                             3,054,469
             2,185   Oklahoma Development Finance Authority, (Hillcrest
                     Health System), 5.00%, 8/15/09                                            1,819,865
             2,000   Orange County, FL, Health Facilities Authority,
                     (Adventist Health System), 5.25%, 11/15/18                                2,074,140
             2,000   Orange County, FL, Health Facilities Authority,
                     (Adventist Health System), 6.375%, 11/15/20                               2,214,440
               465   San Gorgonio, CA, Memorial Health Care District,
                     5.60%, 5/1/11                                                               452,584
             2,000   South Carolina Jobs-Economic Development Authority,
                     (Palmetto Health Alliance), 6.00%, 8/1/12                                 2,124,120
             1,000   Sullivan County, TN, Health Educational and
                     Housing Facility Board, (Wellmont Health System),
                     6.75%, 9/1/15                                                             1,136,110
--------------------------------------------------------------------------------------------------------
                                                                                         $    23,326,000
--------------------------------------------------------------------------------------------------------

HOUSING -- 0.7%

  $            600   Georgia Private Colleges and Universities Authority,
                     Student Housing Revenue, (Mercer Housing Corp.),
                     6.00%, 6/1/31                                                       $       611,916
               695   Sandaval County, NM, Multifamily , 6.00%, 5/1/32                            694,958
               165   Texas Student Housing Corp., (University of Northern
                     Texas), 9.375%, 7/1/06                                                      161,621
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,468,495
--------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.4%

  $            390   Austin, TX, (Cargoport Development LLC),
                     (AMT), 7.50%, 10/1/07                                               $       393,132
               435   Austin, TX, (Cargoport Development LLC),
                     (AMT), 8.30%, 10/1/21                                                       460,256
               500   Cartersville, GA, Development Authority Waste and
                     Wastewater Facility, (Anheuser-Busch),
                     (AMT), 5.10%, 2/1/12                                                        541,990
             1,185   Connecticut Development Authority, (Frito Lay),
                     6.375%, 7/1/04                                                            1,186,908
               800   Dickinson County, MI, EDC, (International Paper Co.),
                     5.75%, 6/1/16                                                               844,608
             1,630   Houston, TX, Industrial Development Corp.,
                     (AMT), 6.375%, 1/1/23                                                     1,659,421
               500   Jones County, MS, (International Paper),
                     (AMT), 5.80%, 10/1/21                                                       503,770
             1,000   Los Angeles, CA, Regional Airports Improvements Corp.,
                     (Los Angeles International Terminal Four), 7.125%, 12/1/24                  879,090
             1,000   Michigan Job Development Authority, (General Motors
                     Corp.), PCR, 5.55%, 4/1/09                                                1,001,580

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

  $          1,000   New Jersey EDA, (Continental Airlines),
                     (AMT), 6.25%, 9/15/19                                               $       850,950
             1,000   New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27                        996,000
             1,500   Nez Perce County, ID, PCR, (Potlatch Corp.),
                     6.125%, 12/1/07                                                           1,500,165
               790   Ohio Economic Development, (Ohio Enterprise Bond Fund),
                     (AMT), 5.25%, 12/1/15                                                       824,231
                56   Robbins, IL, Resource Recovery, (AMT), 0.00%, 10/15/09                       17,077
                19   Robbins, IL, Resource Recovery, (AMT), 7.25%, 10/15/09                       13,713
               121   Robbins, IL, Resource Recovery, (AMT), 7.25%, 10/15/24                       54,990
               180   Robbins, IL, Resource Recovery, (AMT),
                     8.375%, 10/15/16(1)                                                             270
                70   Robbins, IL, Resource Recovery, (AMT),
                     8.375%, 10/15/16(1)                                                             105
--------------------------------------------------------------------------------------------------------
                                                                                         $    11,728,256
--------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.1%

  $            500   Southern Illinois University, Housing and Auxiliary
                     Facilities, (MBIA), 0.00%, 4/1/17                                   $       269,070
--------------------------------------------------------------------------------------------------------
                                                                                         $       269,070
--------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.5%

  $            750   California Pollution Control Financing Authority, PCR,
                     (Pacific Gas and Electric), (MBIA), 5.35%, 12/1/16                  $       817,523
             1,010   Energy Northwest Washington Electric,
                     (FSA), 5.50%, 7/1/13                                                      1,150,077
             1,000   Long Island Power Authority, NY, Electric System Revenue,
                     (FSA), 5.25%, 12/1/14                                                     1,159,080
             1,975   Long Island Power Authority, NY, Electric System Revenue,
                     (XLCA), 5.25%, 12/1/13                                                    2,165,489
               500   Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/11                             573,360
               500   Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/12                             574,010
             1,000   Puerto Rico Electric Power Authority,
                     (XLCA), 5.375%, 7/1/18                                                    1,147,220
--------------------------------------------------------------------------------------------------------
                                                                                         $     7,586,759
--------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.2%

  $          1,000   Metropolitan Transportation Authority, NY, Commuter
                     Facilities, (AMBAC), Escrowed to Maturity,
                     5.00%, 7/1/20                                                       $     1,069,450
             1,000   Metropolitan Transportation Authority, NY, Transit Facilities,
                     (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18                             1,083,530
               500   Metropolitan Transportation Authority, NY, Transit Facilities,
                     (MBIA), Escrowed to Maturity, 5.00%, 7/1/17                                 545,950
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,698,930
--------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.7%

  $            250   Brighton, MI, School District, (AMBAC), 0.00%, 5/1/20               $       114,203
             2,500   Chicago, IL, (Central Loop Redevelopment), (XLCA),
                     0.00%, 12/1/08                                                            2,173,900
               150   Hartland, MI, School District, (FGIC), 5.125%, 5/1/17                       160,187
             1,000   Hillsborough Township, NJ, School District,
                     (FSA), 5.375%, 10/1/18                                                    1,146,060
             1,850   New York, NY, (FGIC), 5.50%, 6/1/12                                       2,128,407
             2,000   New York, NY,
                     (FGIC), 5.75%, 3/15/11                                                    2,320,020
             1,400   Springfield, OH, City School District,
                     (FGIC), 5.00%, 12/1/17                                                    1,523,592
             1,000   St. Louis, MO, Board of Education,
                     (FSA), 0.00%, 4/1/16                                                        582,460
--------------------------------------------------------------------------------------------------------
                                                                                         $    10,148,829
--------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.7%

  $            375   Akron, Bath and Copley, OH, Township, Hospital District,
                     (Childrens Hospital Center), (FSA), 5.25%, 11/15/15                 $       415,283
             1,180   Akron, Bath and Copley, OH, Township, Hospital District,
                     (Childrens Hospital Center), (FSA), 5.25%, 11/15/16                       1,300,667
             2,000   El Paso County, TX, Hospital District,
                     (MBIA), 0.00%, 8/15/06                                                    1,899,580
--------------------------------------------------------------------------------------------------------
                                                                                         $     3,615,530
--------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.5%

  $            215   Connecticut Airport, (Bradley International Airport),
                     Signature Flight, (FGIC), 7.40%, 10/1/04                            $       221,695
             2,000   Forsyth, MT, PCR, (Avista Corp.), (AMBAC),
                     5.00%, 10/1/32(2)                                                         2,213,360
               500   Monroe County, MI, (Detroit Edison), (AMBAC),
                     (AMT), 6.35%, 12/1/04                                                       529,290
               400   Piedmont, SC, Municipal Power Agency, (MBIA),
                     5.00%, 1/1/15                                                               420,220
--------------------------------------------------------------------------------------------------------
                                                                                         $     3,384,565
--------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.2%

  $          1,000   Laredo, TX, Certificates of Obligation,
                     (MBIA), 4.50%, 2/15/17                                              $     1,016,430
             2,100   Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12                     1,510,740
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,527,170
--------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

  $          1,000   Missouri Development Finance Board Cultural Facility,
                     (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14                 $     1,111,350
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,111,350
--------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
INSURED-SOLID WASTE -- 0.6%

  $          1,175   Massachusetts Development Finance Agency,
                     (Semass System), (MBIA), 5.625%, 1/1/12                             $     1,342,156
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,342,156
--------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.5%

  $          1,000   Reno, NV, Capital Improvements,
                     (FGIC), 5.625%, 6/1/14                                              $     1,140,410
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,140,410
--------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 13.9%

  $          2,295   Chicago, IL, O'Hare International Airport,
                     (MBIA), (AMT), 5.75%, 1/1/17                                        $     2,514,792
             1,000   Denver, CO, City and County Airport,
                     (FSA), (AMT), 5.00%, 11/15/11                                             1,086,450
             1,640   Denver, CO, City and County Airport,
                     (MBIA), 6.00%, 11/15/11                                                   1,907,041
             1,090   Guam International Airport Authority,
                     (MBIA), 5.25%, 10/1/15                                                    1,229,694
             1,000   Houston, TX, Airport System,
                     (FGIC), (AMT), 5.50%, 7/1/12                                              1,108,190
             2,000   Kenton County, KY, Airport, (Cincinnati/Northern Kentucky),
                     (MBIA), (AMT), 5.625%, 3/1/13                                             2,227,280
             2,500   Massachusetts Port Authority, (Delta Airlines),
                     (AMBAC), (AMT), 5.50%, 1/1/15                                             2,692,875
             1,000   Miami-Dade County, FL, Aviation, (Miami International
                     Airport), (FGIC), (AMT), 5.50%, 10/1/13                                   1,115,030
             1,430   Minneapolis and St. Paul, MN, Metropolitan Airports
                     Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11                          1,621,234
             2,000   Minneapolis and St. Paul, MN, Metropolitan Airport
                     Commission, (FGIC), (AMT), 5.25%, 1/1/11                                  2,196,160
             2,000   New Jersey Transportation Trust Fund Authority,
                     (FSA), 5.50%, 10/1/14                                                     2,304,400
             1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                          1,155,010
             1,000   Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11                            1,152,640
             2,635   San Francisco, CA, City and County International Airport
                     Commission, (FGIC), 5.00%, 5/1/19                                         2,771,256
             2,500   Triborough Bridge and Tunnel Authority, NY,
                     (MBIA), 5.50%, 11/15/18                                                   2,911,500
             2,000   Wayne Charter County, MI, Metropolitan Airport,
                     (FGIC), (AMT), 5.50%, 12/1/15                                             2,198,460
--------------------------------------------------------------------------------------------------------
                                                                                         $    30,192,012
--------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 1.0%

  $          2,000   Honolulu, HI, Wastewater System,
                     (FGIC), 0.00%, 7/1/11                                               $     1,494,920
               630   Kannapolis, NC, Water & Sewer,
                     (FSA), (AMT), 4.50%, 2/1/12                                                 661,273
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,156,193
--------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.1%

  $            870   Clovis, NM, IDR, (Retirement Ranches, Inc.),
                     7.75%, 4/1/19                                                       $       903,686
               710   Massachusetts IFA, (Age Institute of Massachusetts),
                     7.60%, 11/1/05                                                              710,199
               305   Okaloosa County, FL, Retirement Rental Housing,
                     (Encore Retirement Partners), 5.25%, 2/1/04                                 302,722
               493   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                     7.00%, 8/1/29                                                               462,558
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,379,165
--------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.1%

  $            890   Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20                $       936,458
             2,000   California Statewide Communities Development Authority,
                     (East Valley Tourist Development Authority),
                     8.25%, 10/1/14                                                            1,874,160
             1,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                     8.95%, 10/1/33                                                            1,108,170
             1,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                     10.00%, 10/1/33                                                           1,179,810
               900   Iowa Finance Authority, (Southbridge Mall),
                     6.375%, 12/1/13                                                             831,978
             1,000   Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11                       1,051,670
             1,080   New York, United Nations Development Corp.,
                     5.00%, 7/1/06                                                             1,082,905
               500   Saint Louis, MO, IDA, (Saint Louis Convention Center),
                     (AMT), 7.20%, 12/15/28                                                      491,880
               435   Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05                                   431,337
--------------------------------------------------------------------------------------------------------
                                                                                         $     8,988,368
--------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.9%

  $          1,900   Arizona Educational Loan Marketing Corp.,
                     (AMT), 6.25%, 6/1/06                                                $     2,049,872
             1,000   Arizona Student Loan Acquisition Authority,
                     (AMT), 7.625%, 5/1/10                                                     1,039,780
             1,000   Arkansas State Student Loan Authority,
                     (AMT), 6.25%, 6/1/10                                                      1,047,840
--------------------------------------------------------------------------------------------------------
                                                                                         $     4,137,492
--------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.6%

  $            775   Albuquerque, NM, Retirement Facilities, (La Vida Liena
                     Retirement Center), 6.60%, 12/15/28                                 $       757,237
             1,105   Arizona Health Facilities Authority, (Care Institute,
                     Inc.-Mesa), 7.625%, 1/1/06(3)                                               937,206
               500   Kansas City, MO, IDR, (Kingswood Manor),
                     5.80%, 11/15/17                                                             455,020
               245   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                       229,300

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

  $            360   Mesquite, TX, Health Facilities Development, (Christian
                     Care Centers) , 7.00%, 2/15/10                                      $       372,931
               395   Michigan Hospital Finance Authority, (Presbyterian Villages),
                     6.20%, 1/1/06                                                               398,413
               495   North Miami, FL, Health Facilities Authority, (Imperial
                     Club), 6.75%, 1/1/33                                                        421,468
--------------------------------------------------------------------------------------------------------
                                                                                         $     3,571,575
--------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.2%

  $          1,500   Brentwood, CA, Infrastructure Financing Authority,
                     6.375%, 9/2/33                                                      $     1,538,715
               500   Cottonwood, CO, Water and Sanitation District,
                     7.75%, 12/1/20                                                              533,070
             2,000   Detroit, MI, Downtown Development Authority Tax Increment,
                     0.00%, 7/1/21                                                               762,000
               500   Fishhawk, FL, Community Development District II,
                     5.00%, 11/1/07                                                              499,885
               250   Frederick County, MD, Urbana Community
                     Development Authority, 6.625%, 7/1/25                                       256,198
               500   Gateway, FL, Services Community Development District,
                     (Stoneybrook), 5.50%, 7/1/08                                                501,300
               345   Heritage Palms Community Development District, FL,
                     Capital Improvements, 6.25%, 11/1/04                                        346,176
               315   Longleaf, FL, Community Development District,
                     6.20%, 5/1/09                                                               290,159
             1,000   New York Local Government Assistance Corp.,
                     5.25%, 4/1/16                                                             1,123,610
               165   Stoneybrook, FL, West Community Development District,
                     6.45%, 5/1/10                                                               167,414
               850   Tiverton, RI, Obligation Tax Increment, (Mount Hope
                     Bay Village), 6.00%, 5/1/09                                                 852,542
--------------------------------------------------------------------------------------------------------
                                                                                         $     6,871,069
--------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.6%

  $          1,170   Delaware River Joint Toll Bridge Commission, PA,
                     5.25%, 7/1/15                                                       $     1,290,557
               300   Eagle County, CO, Airport Terminal Corp., (American
                     Airlines), (AMT), 6.75%, 5/1/06                                             294,915
             2,500   Louisiana Offshore Terminal Authority, Deepwater Port
                     Revenue, (Loop, LLC), 5.25%, 9/1/15                                       2,670,275
             2,000   New Jersey Transportation Trust Fund Authority,
                     (Transportation System), 5.50%, 6/15/14                                   2,265,960
             1,000   Northwest Arkansas Regional Airport Authority,
                     (AMT), 7.625%, 2/1/27                                                     1,072,350
             1,000   Port Authority of New York and New Jersey,
                     5.375%, 3/1/28                                                            1,079,420
             1,300   Port Authority of New York and New Jersey,
                     (AMT), 5.50%, 7/15/12                                                     1,395,992
--------------------------------------------------------------------------------------------------------
                                                                                         $    10,069,469
--------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.2%

  $            500   Michigan Municipal Bond Authority, (Drinking Water),
                     5.25%, 10/1/19                                                      $       546,270
--------------------------------------------------------------------------------------------------------
                                                                                         $       546,270
--------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
  (IDENTIFIED COST $205,415,163)                                                         $   215,037,955
--------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                                   $     2,844,902
--------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                     $   217,882,857
--------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2003, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

New York                                                                                            16.6%
--------------------------------------------------------------------------------------------------------
Others, representing less than 10%
individually                                                                                        82.1%
--------------------------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 30.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 10.3% of total investments.

(1) Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS

Investments, at value (identified cost, $205,415,163)                      $  215,037,955
Receivable for investments sold                                                   527,469
Interest receivable                                                             3,394,651
-----------------------------------------------------------------------------------------
Total assets                                                               $  218,960,075
-----------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                        $      700,000
Payable for daily variation margin on open financial futures contracts            299,377
Due to bank                                                                        68,332
Accrued expenses                                                                    9,509
-----------------------------------------------------------------------------------------
Total liabilities                                                          $    1,077,218
-----------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                  $  217,882,857
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $  209,047,146
Net unrealized appreciation (computed on the basis of identified cost)          8,835,711
-----------------------------------------------------------------------------------------
Total                                                                      $  217,882,857
-----------------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended September 30, 2003

INVESTMENT INCOME

Interest                                                                   $    5,316,230
-----------------------------------------------------------------------------------------
Total investment income                                                    $    5,316,230
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $      469,611
Trustees' fees and expenses                                                         5,888
Custodian fee                                                                      53,221
Legal and accounting services                                                      11,409
Miscellaneous                                                                      13,196
-----------------------------------------------------------------------------------------
Total expenses                                                             $      553,325
-----------------------------------------------------------------------------------------

Net investment income                                                      $    4,762,905
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $      606,291
   Financial futures contracts                                                   (127,486)
-----------------------------------------------------------------------------------------
Net realized gain                                                          $      478,805
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    2,164,328
   Financial futures contracts                                                   (790,842)
-----------------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)                       $    1,373,486
-----------------------------------------------------------------------------------------

Net realized and unrealized gain                                           $    1,852,291
-----------------------------------------------------------------------------------------

Net increase in net assets from operations                                 $    6,615,196
-----------------------------------------------------------------------------------------


                       See notes to financial statements.

Statements of Changes in Net Assets

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  SEPTEMBER 30, 2003    YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)           MARCH 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                                $     4,762,905    $    7,400,367
   Net realized gain (loss)                                     478,805        (2,545,310)
   Net change in unrealized
      appreciation (depreciation)                             1,373,486         7,943,626
-----------------------------------------------------------------------------------------
Net increase in net assets from operations              $     6,615,196    $   12,798,683
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                        $    53,584,675    $  138,158,290
   Withdrawals                                              (40,055,061)      (68,074,678)
-----------------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                                 $    13,529,614    $   70,083,612
-----------------------------------------------------------------------------------------

Net increase in net assets                              $    20,144,810    $   82,882,295
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                  $   197,738,047    $  114,855,752
-----------------------------------------------------------------------------------------
At end of period                                        $   217,882,857    $  197,738,047
-----------------------------------------------------------------------------------------


                       See notes to financial statements.

Supplementary Data

                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2003     ---------------------------------------------------------
                                                (UNAUDITED)           2003       2002(1)      2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                                0.53%(2)      0.55%       0.57%       0.61%       0.65%       0.61%
   Expenses after custodian fee reduction                  0.53%(2)      0.54%       0.54%       0.60%       0.63%       0.60%
   Net investment income                                   4.55%(2)      4.79%       5.18%       5.68%       5.49%       5.32%
Portfolio Turnover                                           14%           24%         12%         13%         27%         26%
Total Return(3)                                            3.21%         9.18%       3.75%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)            $  217,883     $ 197,738   $ 114,856   $  86,917   $  89,937   $  89,966
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.


                       See notes to financial statements.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 NOTESTO FINANCIAL STATEMENTS (UNAUDITED)


1  SIGNIFICANT ACCOUNTING POLICIES

   The objective of National Limited Maturity Municipals Portfolio (the Portfolio) is to provide high current income exempt from regular federal income tax. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance National Limited Maturity Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade date basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements. Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2003, the fee was equivalent to 0.45% (annualized) of the Portfolio's average net assets for such period and amounted to $469,611. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2003, no significant amounts have been deferred.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003 the Portfolio had a balance outstanding pursuant to this line of credit of $700,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2003.

4  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $44,299,743 and $27,874,123 respectively, for the six months ended September 30, 2003.

5  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                   $    205,305,103
   -----------------------------------------------------------------
   Gross unrealized appreciation                    $     10,505,323
   Gross unrealized depreciation                            (772,471)
   -----------------------------------------------------------------
   Net unrealized appreciation                      $      9,732,852
   -----------------------------------------------------------------

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of September 30, 2003, is as follows:

   Futures Contracts

   EXPIRATION                                          NET UNREALIZED
   DATE(S)         CONTRACTS                 POSITION   DEPRECIATION
   ------------------------------------------------------------------
   12/03           112 U.S. Treasury Bond    Short           (369,747)
   12/03           101 U.S. Treasury Note    Short           (417,334)
   ------------------------------------------------------------------
                                                          $  (787,081)
   ------------------------------------------------------------------

   At September 30, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

7  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                        INTEREST IN THE PORTFOLIO
   NOMINEE FOR TRUSTEE                    AFFIRMATIVE   WITHHOLD
   --------------------------------------------------------------
   Jessica M. Bibliowicz                      99%          1%
   Donald R. Dwight                           99%          1%
   James B. Hawkes                            99%          1%
   Samuel L. Hayes, III                       99%          1%
   William H. Park                            99%          1%
   Norton H. Reamer                           99%          1%
   Lynn A. Stout                              99%          1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

National Limited Maturity Municipals Portfolio

                   OFFICERS                          TRUSTEES
                   Thomas J. Fetter                  Jessica M. Bibliowicz
                   President
                                                     James B. Hawkes
                   James B. Hawkes
                   Vice President and Trustee        Samuel L. Hayes, III

                   William H. Ahern, Jr.             William H. Park
                   Vice President and
                   Portfolio Manager                 Ronald A. Pearlman

                   Robert B. MacIntosh               Norton H. Reamer
                   Vice President
                                                     Lynn A. Stout
                   William J. Austin, Jr.
                   Treasurer

                   Alan R. Dynner
                   Secretary

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics- Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Limited Portfolio
--------------------------------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ William J. Austin Jr.
      William J. Austin Jr.
      Treasurer


Date: November 18, 2003
      -----------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------